Personnel costs (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Summary of personal costs
Total personnel costs include the following items:

(€ million)	2019	2018	2017	(a)
Salaries	6,590	6,547	6,592
Social security charges (including defined-contribution pension plans)	1,949	1,954	1,977
Stock options and other share-based payment expense	252	282	258
Defined-benefit pension plans	119	261	275
Other employee benefits	229	225	219
Total	9,139	9,269	9,321

(a)	Excluding personnel costs for the Animal Health business (immaterial amount in 2017).